Significant Estimates and Concentrations (Details) - Insurance Claims - USD ($) $ in Thousands	Apr. 02, 2022	Jan. 01, 2022	Dec. 26, 2020
Workers' Compensation Insurance Program
Loss Contingencies [Line Items]
Claims in excess	$ 200	$ 200	$ 200
Estimate of possible loss	467	383	391
Health Insurance Program
Loss Contingencies [Line Items]
Claims in excess	250	250	250
Estimate of possible loss	$ 1,710	$ 1,539	$ 916